Commitments and Contingencies (Details) - Schedule of Weighted-Average Remaining Lease Term	Jun. 30, 2024	Jun. 30, 2023
Schedule of Weighted-Average Remaining Lease Term [Abstract]
Weighted-average remaining lease term (years)	2 years 5 months 1 day
Weighted-average discount rate	2.80%